Rule 497(e)

Registration Nos. 333-176976 and 811-22245

FIRST TRUST EXCHANGE-TRADED FUND III
(the “Trust”)

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF
(the “Fund”)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 30, 2018

DATED MAY 6, 2019

Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, item (6) of the ninth paragraph of the section entitled “Investment Objectives and Policies” is deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE